Goodwill (Details) - USD ($)		9 Months Ended		12 Months Ended
	Aug. 18, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill (Details) [Line Items]
Stock purchase percentage	100.00%
Cash	$ 225,000
Goodwill		The preliminary purchase price for the merger was determined to be $6.229 million, which consists of (i) 1 million shares of Series AA preferred stock valued at approximately $964,000, (ii) 8,974 shares of Series DD preferred stock valued at approximately $5.04 million and (iii) $225,000 in cash of which $175,000 was advanced prior to closing of the transaction.		The preliminary purchase price for the merger was determined to be $6.229 million, which consists of (i) 1 million shares of Series AA preferred stock valued at approximately $964,000, (ii) 8,974 shares of Series DD preferred stock valued at approximately $5.04 million and (iii) $225,000 in cash of which $175,000 was advanced prior to closing of the transaction (See Note 10).
Impairment of goodwill		$ 4,125,460
Goodwill		$ 1,679,978		$ 5,805,438 [1]	$ 5,805,438
Stock purchase agreement	100.00%
Series AA Preferred Stock [Member]
Goodwill (Details) [Line Items]
Issuance of shares	1,000,000
Preferred Series DD Stock [Member]
Goodwill (Details) [Line Items]
Issuance of shares	8,974
Series of Individually Immaterial Business Acquisitions [Member] | Series AA Preferred Stock [Member]
Goodwill (Details) [Line Items]
Number of shares issued	1,000,000
Series of Individually Immaterial Business Acquisitions [Member] | Preferred Series DD Stock [Member]
Goodwill (Details) [Line Items]
Number of shares issued	8,974

[1]	Derived from audited information